Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Portions of the Income Tax Expense

The current and deferred portions of the income tax expense included in the consolidated statements of operations and comprehensive income as determined in accordance with ASC 740 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Current taxes	$139,904	$103,305	$180,024
Deferred taxes	(5,898)	(5,177)	14,339
Income tax expense	$134,006	$98,128	$194,363

Schedule of Reconciliation of Difference between Expected Income Tax Expense

A reconciliation of the difference between the expected income tax expense computed at Singapore income tax rate of 17% and the Group’s reported income tax expense is shown in the following table:

	For the Years Ended December 31,
	2025	2024	2023
(Loss)/Income before income tax expense	$(1,616,654)	$269,725	$1,406,150
Applicable income tax rate	17%	17%	17%
Income tax expense at applicable income tax rate	$(274,831)	$45,853	$239,046
Non-deductible expenses
- Bank fees	-	3,060	-
- Consultancy and professional fees	36,494	-	-
- Depreciation	4,839	4,839	-
- Entertainment expenses	-	833	-
- Others	11,434	2,045	2,039
Income not subject to tax	-	-	(2,777)
True up adjustments for taxes for prior year	19,925	12,280	-
Difference from the effect of tax rates in a foreign jurisdiction	373,077	70,502	-
Effect of tax exemption scheme and tax reduction	(36,932)	(41,284)	(43,945)
Income tax expense	$134,006	$98,128	$194,363

Schedule of Components of Deferred Tax Assets and Liabilities

The Group measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Allowance for credit loss	$2,065	$2,065
Operating lease liabilities	6,538	21,732
Others	1,807	1,726

Total deferred tax assets	$10,410	$25,523

Deferred tax liabilities:
Depreciation and amortization	(6,703)	(13,290)
ROU assets	(5,799)	(19,718)
Others	(253)	(758)

Total deferred tax liabilities	$(12,755)	$(33,766)

Deferred tax liabilities, net	$(2,345)	$(8,243)

Schedule of Movement of Deferred Tax (Liabilities) Assets

Movement of the Group’s deferred tax (liabilities) assets during the years is as follows:

	2025	2024	2023
Balance at January 1	$(8,243)	$(13,420)	$919
Credited/(Charged) to the consolidated statements of operations and comprehensive income	5,898	5,177	(14,339)
Balance at December 31	$(2,345)	$(8,243)	$(13,420)